Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,767,300,000
Previously Paid Amount	0
Total Fee Amount	382,164.13
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Net Fee	$ 382,164.13
Narrative - Max Aggregate Offering Price	$ 2,767,300,000
Final Prospectus	true